Average Annual Total Returns{- Financial Services Portfolio} - 02.28 VIP Sector Funds Investor Combo PRO-20 - Financial Services Portfolio	VIP Financial Services Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Financial Services Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Financial Services Portfolio-Investor VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXZ92 Past 1 year	IXZ92 Past 5 years	IXZ92 Past 10 years
Total	0.63%	10.31%	9.05%	18.40%	15.22%	13.88%	(1.50%)	10.60%	10.49%